UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

September 30, 2009 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 80.3%
Brazil - 2.9%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 1/01/14	BRL	16,419	$8,596,791
Republic of Brazil
10.25%, 1/10/28		5,523	3,018,072
12.50%, 1/05/16 (a)		25,098	15,610,457
12.50%, 1/05/22		51,331	31,871,811

			59,097,131

Hungary - 1.3%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	3,143,840	15,753,928
Series 15/A
8.00%, 2/12/15		1,912,350	10,534,001

			26,287,929

United States - 76.1%
U.S. Treasury Bonds
5.375%, 2/15/31	US$	1,961	2,329,913
6.625%, 2/15/27		73,570	97,549,259
8.00%, 11/15/21		9,117	12,904,548
11.25%, 2/15/15		101,000	145,463,634
U.S. Treasury Notes
1.00%, 8/31/11 (a)		145,000	145,254,910
1.375%, 9/15/12 (a)		185,900	185,580,438
1.75%, 8/15/12 (a)		200,000	202,062,400
2.375%, 8/31/14 (a)		172,000	172,645,000
3.50%, 5/31/13		38,000	40,389,858
3.625%, 8/15/19 (a)		225,000	230,941,350
4.125%, 5/15/15		795	860,835
4.375%, 8/15/12		700	759,992
4.50%, 2/15/16		598	659,809
5.125%, 5/15/16		3,000	3,421,875
U.S. Treasury STRIPS
Zero Coupon, 5/15/17 (a)(b)		259,750	202,292,261
Zero Coupon, 11/15/21		164,379	101,029,656

			1,544,145,738

Total Governments - Treasuries (cost $1,546,825,941)			1,629,530,798

MORTGAGE PASS-THRU’S - 16.6%
Agency Fixed Rate 30-Year - 9.4%
Federal Home Loan Mortgage Corp. Gold
Series 2006
6.00%, 9/01/36	48,073	50,885,101
Series 2007
7.00%, 2/01/37	13,874	15,055,032
Federal National Mortgage Association
Series 1998
8.00%, 6/01/28	65	73,135
Series 1999
7.50%, 11/01/29	85	95,489
Series 2006
6.00%, 11/01/36	37,565	39,750,651
6.50%, 8/01/36 - 11/01/36	27,117	29,046,068
Series 2007
6.00%, 3/01/37	14,307	15,138,986
6.50%, 8/01/37	37,711	40,370,325
Government National Mortgage Association
Series 1999
6.50%, 2/15/29	72	77,338

		190,492,125

Agency ARMS - 7.2%
Federal Home Loan Mortgage Corp.
Series 2007
5.664%, 1/01/37 (c)	30,939	32,605,212
5.802%, 2/01/37 (c)	18,987	20,051,667
5.833%, 3/01/37 (c)	18,174	19,220,993
5.969%, 2/01/37 (c)	21,675	22,880,898
6.088%, 3/01/37 (c)	11,629	12,319,233
Federal National Mortgage Association
Series 2006
5.842%, 11/01/36 (c)	14,981	15,836,600
Series 2007
5.884%, 3/01/37 (c)	22,406	23,756,926

		146,671,529

Total Mortgage Pass-Thru’s (cost $323,052,098)		337,163,654

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.6%
Non-Agency Fixed Rate CMBS - 12.6%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	3,919	3,193,822
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-T24, Class A4
5.537%, 10/12/41	9,100	8,676,038
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	4,830	4,203,560

Series 2007-C9, Class A4
6.01%, 12/10/49	5,030	4,532,608
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.02%, 6/15/38	15,915	13,498,140
Series 2006-C4, Class A3
5.467%, 9/15/39	11,700	9,943,483
Series 2006-C4, Class AM
5.509%, 9/15/39	13,000	9,079,151
Series 2006-C5, Class A3
5.311%, 12/15/39	13,000	10,553,115
Series 2007-C3, Class A2
5.912%, 6/15/39	16,500	16,341,108
CS First Boston Mortgage Securities Corp.
Series 2004-C3, Class A5
5.113%, 7/15/36	2,662	2,605,050
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A3
4.569%, 8/10/42	20,000	19,830,538
Series 2005-GG5, Class A2
5.117%, 4/10/37	22,415	22,360,222
Series 2007-GG9, Class A2
5.381%, 7/10/12	3,088	3,066,660
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38	19,400	19,534,037
Series 2006-GG8, Class A2
5.479%, 11/10/39	25,740	25,621,761
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB1, Class A4
5.814%, 6/12/43	15,890	14,986,054
Series 2006-CB15, Class AM
5.802%, 6/12/43	1,651	1,235,481
Series 2006-CB17, Class A4
5.429%, 12/12/43	21,106	19,516,969
Series 2006-LDP8, Class A2
5.289%, 5/15/45	18,000	18,040,732
Series 2007-C1, Class A4
5.716%, 2/15/51	5,224	3,809,720
Series 2007-CB18, Class A4
6.50%, 6/12/47	155	133,175
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51	6,000	4,653,779
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49	10,000	7,382,492
Series 2007-9, Class A4
5.70%, 9/12/49	5,220	4,122,634

Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.989%, 8/13/42		7,800	7,590,150
Series 2007-IQ15, Class A4
6.076%, 6/11/49		2,306	2,023,700
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		100	89,789

			256,623,968

Non-Agency Floating Rate CMBS - 0.0%
Eclipse PLC
Series 2007-1X, Class B
1.164%, 1/25/20 (c)(d)	GBP	59	30,981

Total Commercial Mortgage-Backed Securities (cost $269,252,270)			256,654,949

CORPORATES - INVESTMENT GRADES - 9.5%
Financial Institutions - 4.3%
Banking - 3.5%
Bank of America Corp.
7.625%, 6/01/19	US$	9,500	10,704,515
Barclays Bank PLC
4.75%, 3/15/20 (e)	EUR	10,000	9,036,180
8.55%, 6/15/11 (d)(e)	US$	638	580,580
Citigroup, Inc.
8.50%, 5/22/19		9,100	10,272,399
JP Morgan Chase & Co.
7.00%, 6/28/17 (d)	RUB	46,000	969,443
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37	US$	5,100	5,132,467
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		506	519,385
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		13,500	13,218,430
6.05%, 5/16/16		2,678	2,683,701
Morgan Stanley
10.09%, 5/03/17 (d)	BRL	11,615	5,900,598
Rabobank Nederland
11.00%, 6/30/19 (d)(e)	US$	345	422,625
UBS Preferred Funding Trust I
8.622%, 10/01/10 (e)		3,760	3,463,013
VTB Capital SA
6.609%, 10/31/12 (d)		700	701,750
6.875%, 5/29/18 (d)		2,716	2,682,050
Wachovia Bank NA
4.875%, 2/01/15		3,841	3,939,380

			70,226,516

Finance - 0.6%
General Electric Capital Corp.
6.44%, 11/15/22	GBP	198	313,128
SLM Corp.
5.05%, 11/14/14	US$	3,610	2,653,686
Series A
5.375%, 5/15/14		11,385	8,713,828

			11,680,642

Insurance - 0.2%
American International Group, Inc.
4.25%, 5/15/13 (f)		4,480	3,730,895
AMP UK Finance Services PLC
6.375%, 11/17/10	GBP	110	174,144
Prudential Financial, Inc.
Series D
7.375%, 6/15/19	US$	575	641,706

			4,546,745

Other Finance - 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (d)		350	360,895
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	9,309	292,213

			653,108

			87,107,011

Industrial - 3.2%
Basic - 1.6%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	US$	7,500	7,978,125
GTL Trade Finance, Inc.
7.25%, 10/20/17 (d)		2,536	2,675,480
Southern Copper Corp.
7.50%, 7/27/35		5,107	5,089,417
Union Carbide Corp.
7.75%, 10/01/96		1,785	1,336,626
Usiminas Commercial Ltd.
7.25%, 1/18/18 (d)		4,263	4,593,382
Vale Overseas Ltd.
6.875%, 11/21/36		10,673	11,041,549

			32,714,579

Capital Goods - 0.0%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (d)		644	655,521
Legrand France SA
8.50%, 2/15/25		10	9,352

			664,873

Communications - Media - 0.3%
CBS Corp.
8.20%, 5/15/14		3,700	4,027,953

DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (d)	1,485	1,489,010

		5,516,963

Communications - Telecommunications - 0.1%
Embarq Corp.
7.082%, 6/01/16	1,277	1,387,534
Qwest Corp.
7.625%, 6/15/15	700	708,750

		2,096,284

Consumer Cyclical - Automotive - 0.2%
Volvo Treasury AB
5.95%, 4/01/15 (d)(g)	4,437	4,432,874

Consumer Non-Cyclical - 0.0%
Whirlpool Corp.
8.60%, 5/01/14	520	581,685

Energy - 0.4%
TNK-BP Finance SA
7.50%, 7/18/16 (d)	5,353	5,245,940
Valero Energy Corp.
9.375%, 3/15/19	2,410	2,808,310

		8,054,250

Other Industrial - 0.3%
Noble Group Ltd.
6.625%, 3/17/15 (d)	3,560	3,590,214
8.50%, 5/30/13 (d)	3,093	3,348,172

		6,938,386

Transportation - Airlines - 0.3%
Qantas Airways Ltd.
6.05%, 4/15/16 (d)	5,000	4,917,110

		65,917,004

Non Corporate Sectors - 2.0%
Agencies - Not Government Guaranteed - 2.0%
Gaz Capital SA
6.212%, 11/22/16 (d)	12,232	11,742,720
6.51%, 3/07/22 (d)	14,249	13,002,213
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (d)	7,606	7,415,850
7.70%, 8/07/13 (d)	7,416	7,833,150

		39,993,933

Total Corporates - Investment Grades (cost $177,170,733)		193,017,948

CORPORATES - NON-INVESTMENT GRADES - 5.8%
Industrial - 4.1%
Basic - 1.0%
Evraz Group SA
8.25%, 11/10/15 (d)	489	460,883
Georgia Gulf Corp.
10.75%, 10/15/16 (h)	250	157,500

Quality Distribution LLC
9.00%, 11/15/10	1,875	1,204,687
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (d)	230	231,150
9.75%, 7/29/13 (d)	9,646	9,742,460
United States Steel Corp.
6.05%, 6/01/17	965	901,302
Vedanta Resources PLC
8.75%, 1/15/14 (d)	7,226	7,153,740

		19,851,722

Capital Goods - 0.5%
AMH Holdings, Inc.
11.25%, 3/01/14 (f)	13,045	9,848,975
Berry Plastics Holding Corp.
10.25%, 3/01/16	150	127,500

		9,976,475

Communications - Media - 0.4%
CCH I LLC
11.75%, 5/15/14 (f)(h)	11,000	110,000
CCH I LLC / CCH I Capital Corp.
11.00%, 10/01/15 (h)	4,009	741,665
Clear Channel Communications, Inc.
5.75%, 1/15/13	220	114,400
Gallery Capital SA
10.125%, 5/15/13 (h)(i)	3,315	745,875
Intelsat Bermuda Ltd.
11.25%, 6/15/16	3,300	3,531,000
Paxson Communications Corp.
4.19%, 1/15/13 (c)(d)(h)(j)	7,081	88,508
Rainbow National Services LLC
10.375%, 9/01/14 (d)	1,750	1,841,875
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13 (h)	3	173
Series A-2
6.875%, 1/15/13 (h)	6	345
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	1,650	1,497,375

		8,671,216

Communications - Telecommunications - 1.1%
Centennial Communications Corp.
10.00%, 1/01/13	1,700	1,770,125
Cricket Communications, Inc.
7.75%, 5/15/16 (d)	670	680,050
Digicel Ltd.
9.25%, 9/01/12 (d)	5,465	5,546,975
Inmarsat Finance PLC
10.375%, 11/15/12 (f)	6,475	6,701,625
Terrestar Networks, Inc.
15.00%, 2/15/14 (d)(j)	3,262	2,772,912

Vip Finance (Vimpelcom)
8.375%, 4/30/13 (d)		3,985	4,154,362

			21,626,049

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co. LLC
7.00%, 10/01/13		2,350	2,205,743

Consumer Cyclical - Other - 0.1%
Broder Brothers Co.
12.00%, 10/15/13 (i)(j)		489	202,887
Sheraton Holding Corp.
7.375%, 11/15/15		1,213	1,194,805
Six Flags Operations, Inc.
12.25%, 7/15/16 (d)(h)		423	382,815
Six Flags, Inc.
9.625%, 6/01/14 (h)		1,023	189,255
William Lyon Homes, Inc.
10.75%, 4/01/13		2,000	1,075,000

			3,044,762

Consumer Cyclical - Retailers - 0.3%
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14		1,600	1,568,000
Limited Brands, Inc.
6.90%, 7/15/17		5,593	5,273,936

			6,841,936

Consumer Non-Cyclical - 0.5%
Chaoda Modern Agriculture Holdings Ltd.
7.75%, 2/08/10 (d)		4,505	4,350,659
HCA, Inc.
8.50%, 4/15/19 (d)		395	411,787
Select Medical Corp.
6.428%, 9/15/15 (c)		5,000	4,400,000
7.625%, 2/01/15		250	234,063

			9,396,509

Other Industrial - 0.1%
Central European Distribution Corp.
8.00%, 7/25/12 (d)	EUR	62	92,682
RBS Global, Inc. and Rexnord Corp.
11.75%, 8/01/16	US$	2,150	1,945,750
Yioula Glassworks SA
9.00%, 12/01/15 (i)	EUR	253	188,816

			2,227,248

Services - 0.0%
West Corp.
11.00%, 10/15/16	US$	150	148,875

Technology - 0.0%
Freescale Semiconductor, Inc.
10.125%, 12/15/16		300	199,500

			84,190,035

Financial Institutions - 1.7%
Banking - 0.9%
ABN Amro Bank NV
4.31%, 3/10/16 (e)	EUR	6,790	5,514,557
CenterCredit International
8.625%, 1/30/14 (d)	US$	2,297	2,021,360
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (e)	EUR	3,550	2,727,317
Dexia Credit Local
4.30%, 11/18/15 (e)		4,450	3,223,392
HBOS Capital Funding LP
4.939%, 5/23/16 (e)		1,202	949,831
HBOS Euro Finance LP
7.627%, 12/09/11 (e)		2,336	2,221,949
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (e)	US$	1,629	912,240
RS Finance (RSB)
7.50%, 10/07/10 (d)		386	364,770

			17,935,416

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (h)		3,605	639,888

Finance - 0.6%
CIT Group, Inc.
5.125%, 9/30/14		2,540	1,627,167
GMAC LLC
6.75%, 12/01/14 (d)		6,140	5,219,000
6.875%, 9/15/11 (d)		2,507	2,369,115
8.00%, 11/01/31 (d)		2,456	1,977,080

			11,192,362

Insurance - 0.2%
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	4,468,750
Resolution PLC
6.586%, 4/25/16 (e)	GBP	50	25,570

			4,494,320

			34,261,986

Total Corporates - Non-Investment Grades (cost $144,230,316)			118,452,021

INFLATION-LINKED SECURITIES - 5.8%
Brazil - 0.2%
Unibanco Grand Cayman
8.70%, 2/11/10 (d)	BRL	5,206	2,719,681

United States - 5.6%
U.S. Treasury Notes
2.00%, 4/15/12 (TIPS)	US$	26,846	27,818,998
2.125%, 1/15/19 (TIPS) (a)		36,613	38,443,424
2.375%, 4/15/11 (TIPS)		46,450	47,828,705

			114,091,127

Total Inflation-Linked Securities (cost $111,382,978)			116,810,808

AGENCIES - 3.3%
Agency Debentures - 3.3%
Federal National Mortgage Association
5.375%, 6/12/17 (cost $61,752,192)	59,222	66,902,797

QUASI-SOVEREIGNS - 3.0%
Quasi-Sovereign Bonds - 3.0%
Indonesia - 0.3%
Majapahit Holding BV
7.875%, 6/29/37 (d)	6,188	6,218,940

Kazakhstan - 0.5%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (d)	9,625	10,130,313

Russia - 2.2%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (d)	22,568	21,665,280
7.125%, 1/14/14 (d)	12,351	12,628,897
7.75%, 5/29/18 (d)	9,905	10,226,913

		44,521,090

Total Quasi-Sovereigns (cost $48,594,637)		60,870,343

BANK LOANS - 2.8%
Industrial - 2.4%
Basic - 0.3%
Flakeboard US GP I/ Flakeboard America Limited
4.03%-7.78%, 7/28/12 (c)(j)	1,888	1,142,325
Georgia-Pacific LLC
3.53%-3.71%, 12/23/14 (c)	425	421,911
Hexion Specialty Chemicals, Inc.
2.56%, 5/05/13 (c)	26	21,383
2.87%, 5/05/13 (c)	119	98,689
Huntsman International LLC
2.00%, 4/21/14 (c)	430	395,331
Ineos US Finance LLC
12/16/13 (k)	250	209,375
12/16/14 (k)	250	210,208
John Maneely Co.
3.49%-3.76%, 12/09/13 (c)	798	650,080
Lyondell Chemical Company
3.75%, 12/20/13 (c)	239	156,267
4.00%, 12/22/14 (c)	145	94,860
7.00%, 12/22/14 (c)	629	411,626
Lyondell Chemical Company (New Money Dip)
13.00%, 12/15/09 (c)(l)	374	389,192
Lyondell Chemical Company (New Roll-Up Dip)
5.80%-6.56%, 12/15/09 (c)	374	363,269
Trinidad USA Partnership LLLP
2.76%, 5/01/11 (c)	680	592,020

		5,156,536

Capital Goods - 0.1%
Graham Packaging Company, L.P.
2.50%-2.56%, 10/07/11 (c)	88	85,895
6.75%, 4/05/14 (c)	882	881,642
Hawker Beechcraft Acquisition
3/26/14 (k)	203	154,702
3/26/14 (k)	12	9,131
Manitowoc Co., Inc.
7.50%, 11/06/14 (c)	521	492,925
Sequa Corp.
3.58%-3.94%, 12/03/14 (c)	397	342,561
TRW Automotive Inc.
6.25%, 2/09/14 (c)	575	573,296

		2,540,152

Communications - Media - 0.4%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.75%, 7/03/14 (c)	726	649,317
Cequel Communications LLC (Cebridge)
4.79%, 5/05/14 (c)	1,250	1,167,012
Charter Communications Operating LLC
6.25%, 3/06/14 (c)	1,474	1,387,624
Clear Channel Communications, Inc.
1/29/16 (k)	500	375,415
Sunshine Acquisition Limited (HIT Entertainment)
2.73%, 3/20/12 (c)	732	625,889
Univision Communications, Inc.
2.53%, 9/29/14 (c)	2,500	2,106,825
Wide Open West Finance LLC
2.75%-4.75%, 6/30/14 (c)	1,493	1,387,279

		7,699,361

Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.49%-2.76%, 3/13/14 (c)	1,316	1,163,227
Sorenson Communications, Inc.
2.75%, 8/16/13 (c)	1,068	1,010,352

		2,173,579

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
3.25%-3.51%, 12/15/13 (c)	469	415,629
Visteon Corp.
8.35%, 6/13/13 (c)(h)	600	482,142

		897,771

Consumer Cyclical - Entertainment - 0.1%
London Arena and Waterfront Finance, LLC (O2 Arena)
2.77%, 3/08/12 (c)	1,266	1,075,855
Metro-Goldwyn-Mayer Inc.
8.61%, 4/09/12 (c)(h)	1,420	802,817

		1,878,672

Consumer Cyclical - Other - 0.2%
Hanesbrands, Inc.
5.25%, 9/05/13 (c)	510	510,231
Harrah’s Operating Co., Inc.
3.28%-3.50%, 1/28/15 (c)	559	451,826
3.50%, 1/28/15 (c)	601	487,336
Las Vegas Sands LLC
2.04%, 5/23/14 (c)	1,364	1,138,926
VML US Finance LLC
5.79%, 5/25/12 - 5/27/13 (c)	1,741	1,658,175

		4,246,494

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory
2.50%-2.63%, 5/28/13 (c)	284	258,410
Mattress Holding Corp.
2.54%-4.50%, 1/18/14 (c)	489	300,597
Neiman Marcus Group, Inc.
2.25%-2.32%, 4/06/13 (c)	1,741	1,505,943
Targus Group International
5.75%, 11/22/12 (c)	900	505,518

		2,570,468

Consumer Non-Cyclical - 0.4%
Best Brands Corp.
7.51%, 12/12/12 (c)(j)	627	539,546
CHS/Community Health Systems, Inc.
2.50%-2.62%, 7/25/14 (c)	585	549,665
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
2.75%, 7/11/14 (c)	895	801,564
HCA, Inc.
2.53%, 11/18/13 (c)	1,055	994,957
HCR Healthcare, LLC
2.75%, 12/22/14 (c)	540	503,899
Health Management Associates, Inc.
2.03%, 2/28/14 (c)	941	882,242
Onex Carestream Finance LP
5.50%, 10/30/13 (c)	1,000	820,830
Talecris Biotherapeutics Holdings Corp.
3.96%, 12/06/13 (c)	1,292	1,263,249
6.96%, 12/06/14 (c)	900	880,128
Wrigley Jr Company
6.50%, 9/30/14 (c)	866	880,327

		8,116,407

Energy - 0.1%
Ashmore Energy International
3.25%, 3/30/12 (c)	179	161,602
3.28%, 3/30/14 (c)	750	675,266
Dalbo, Inc.
3.85%, 8/27/12 (c)	592	405,833

Infrastrux Group, Inc.
4.50%, 11/03/12 (c)(j)	1,676	1,592,111

		2,834,812

Other Industrial - 0.0%
Swift Transportation Co., Inc.
5/12/14 (k)	388	357,017

Services - 0.2%
Sabre, Inc.
2.50%-2.74%, 9/30/14 (c)	2,222	1,952,191
ServiceMaster Co.
2.75%-2.84%, 7/24/14 (c)	698	622,281
Travelport LLC
2.75%-2.78%, 8/23/13 (c)	445	410,451
2.78%, 8/23/13 (c)	89	82,778
West Corp.
2.62%, 10/24/13 (c)	975	919,484

		3,987,185

Technology - 0.3%
Avaya Inc.
10/24/14 (k)	750	602,497
Dealer Computer Services, Inc.
5.75%, 10/26/13 (c)	500	385,000
Dresser, Inc.
2.68%, 5/04/14 (c)	949	886,856
First Data Corp.
3.00%-3.03%, 9/24/14 (c)	980	841,683
Freescale Semiconductor, Inc.
2.01%, 11/29/13 (c)	647	515,566
IPC Systems, Inc.
2.50%-2.53%, 6/02/14 (c)	1,853	1,502,322
5.53%, 6/01/15 (c)	2,000	1,140,000
Sungard Data Systems, Inc.
2.00%, 2/28/14 (c)	34	31,461
3.95%-4.09%, 2/28/16 (c)	450	438,025

		6,343,410

Transportation - Airlines - 0.0%
Delta Airlines
3.50%, 4/30/14 (c)	996	830,290

		49,632,154

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc.
2.81%, 11/01/13 (c)	959	891,450
4.81%, 5/01/14 (c)	1,000	850,000
GBGH, LLC (US Energy)
4.00%, 6/09/13 (c)(m)(n)	286	145,135
12.00%, 6/09/14 (c)(j)(m)(n)	86	0

Texas Competitive Electric Holdings Company LLC
3.75%-3.78%, 10/10/14 (c)		2,506	1,993,169

			3,879,754

Financial Institutions - 0.2%
Banking - 0.0%
November 2005 Land Investors, LLC (North Las Vegas Consortium)
8.11%, 5/09/11 (c)(h)(j)(m)		61	18,290
12.36%, 5/09/12 (c)(h)(j)(m)		2,119	100,657

			118,947

Finance - 0.1%
CIT Group, Inc.
13.00%, 1/20/12 (c)		518	533,172
Levlad LLC & Arbonne International LLC
7.75%, 3/08/14 (c)		911	233,851
LPL Holdings
2.00%-2.03%, 6/28/13 (c)		812	762,236

			1,529,259

Insurance - 0.0%
Asurion Corp.
3.25%-3.26%, 7/03/14 (c)		550	522,731

Other Finance - 0.1%
Grosvenor Capital Management Holdings, LLLP
2.26%, 12/05/13 (c)		912	816,622

REITS - 0.0%
Crescent Resources, LLC
8.36%, 9/07/12 (c)(h)		977	315,940
13.50%, 6/10/10 (c)		150	150,750

			466,690

			3,454,249

Total Bank Loans (cost $66,502,912)			56,966,157

EMERGING MARKETS - TREASURIES - 2.8%
Colombia - 1.0%
Republic of Colombia
9.85%, 6/28/27	COP	4,287,000	2,367,496
12.00%, 10/22/15		29,313,000	18,000,123

			20,367,619

Turkey - 1.8%
Turkey Government Bond
16.00%, 3/07/12	TRY	46,204	35,602,255

Total Emerging Markets - Treasuries (cost $45,289,169)			55,969,874

EMERGING MARKETS - SOVEREIGNS - 1.9%
Argentina Bonos
7.00%, 10/03/15	US$	125	89,951
Republic of Argentina
7.82%, 12/31/33	EUR	12,308	10,086,192

Republic of El Salvador
7.65%, 6/15/35 (d)	US$	5,957	5,957,000
Republic of Indonesia
6.625%, 2/17/37 (d)		720	711,900
6.75%, 3/10/14 (d)		565	605,962
6.875%, 1/17/18 (d)		8,285	8,916,317
7.75%, 1/17/38 (d)		5,073	5,631,030
8.50%, 10/12/35 (d)		801	962,410
Republic of Venezuela
5.75%, 2/26/16 (d)		2,163	1,595,667
8.50%, 10/08/14		3,490	3,123,550
13.625%, 8/15/18		458	471,740
Venezuela Government International Bond
9.00%, 5/07/23 (d)		1,816	1,371,080

Total Emerging Markets - Sovereigns (cost $36,812,088)			39,522,799

GOVERNMENTS - SOVEREIGN BONDS - 1.0%
Poland - 1.0%
Poland Government International Bond
6.375%, 7/15/19 (cost $18,281,331)		18,225	20,386,485

ASSET-BACKED SECURITIES - 1.0%
Credit Cards - Floating Rate - 1.0%
Citibank Omni Master Trust
Series 2009-A14, Class A14
3.004%, 8/15/18 (c)(d) (cost $19,700,000)		19,700	19,881,646

EMERGING MARKETS - CORPORATE BONDS - 0.6%
Industrial - 0.3%
Basic - 0.2%
Evraz Group SA
8.875%, 4/24/13 (d)		3,697	3,572,041

Consumer Cyclical - Other - 0.0%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (d)	EUR	50	62,192

Consumer Non-Cyclical - 0.0%
Foodcorp Ltd.
8.875%, 6/15/12 (d)		194	264,018

Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19 (d)	US$	2,899	3,174,405

			7,072,656

Financial Institutions - 0.3%
Banking - 0.3%
Alfa Bond Issuance PLC
8.625%, 12/09/15		300	274,626
ATF Bank
9.00%, 5/11/16 (d)		5,223	4,857,390
Banco BMG SA
9.15%, 1/15/16 (d)		400	420,000

			5,552,016

Other Finance - 0.0%
AES El Salvador Trust
6.75%, 2/01/16 (d)		350	301,875

			5,853,891

Total Emerging Markets - Corporate Bonds (cost $13,183,448)			12,926,547

CMOS - 0.2%
Non-Agency ARMS - 0.2%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.159%, 12/25/35 (e)		4,184	3,892,000

Agency Fixed Rate - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.702%, 11/16/45		5,830	215,404

Total CMOs (cost $4,227,927)			4,107,404

		Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
Preferred Blocker, Inc.
7.00% (d)		2,680	1,558,504

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (e)(o)		125,325	201,773

Total Preferred Stocks (cost $3,669,133)			1,760,277

		Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.0%
Colombia - 0.0%
Bogota Distrio Capital
9.75%, 7/26/28 (d) (cost $192,273)	COP	438,000	207,488

		Shares
EQUITIES - 0.0%
Common Stock - 0.0%
Broder Brothers Co. (o) (cost $0)		49,472	0

WARRANTS - 0.0%
Republic of Venezuela, expiring 4/15/20 (o) (cost $0)		13,750	0

SHORT-TERM INVESTMENTS - 5.6%
Investment Companies - 5.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (p) (cost $113,869,884)	113,869,884	113,869,884

Total Investments - 152.9% (cost $3,003,989,330) (q)		3,105,001,879
Other assets less liabilities - (52.9)%		(1,074,364,058)

Net Assets - 100.0%		$2,030,637,821

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2009	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Citibank, N.A.:
Qantas Airways Ltd.
5.125%, 6/20/13, 3/20/16*	(1.75)%	1.627%	$5,000	$(36,866)	$—	$(36,866)
Sale Contracts:
Citigroup Global Markets Limited:
Federal Republic of Brazil
12.25%, 3/6/30, 8/20/10*	3.09	0.607	1,910	49,362	—	49,362
Gazprom OAO
5.875-10.50%, 10/21/09-4/28/34, 10/20/10*	1.04	1.414	10,000	7,978	—	7,978
JPMorgan Chase Bank, N.A.:
Gazprom OAO
5.875-10.50%, 10/21/09-4/28/34, 10/20/10*	1.04	1.414	1,380	1,101	—	1,101

*	Termination date.

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30yr Futures	2,166	December 2009	$258,223,271	$262,898,250	$(4,674,979)
U.S. T-Note 10yr Futures	2,825	December 2009	329,061,946	334,276,953	(5,215,007)

					$(9,889,986)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 10/13/09	62,120	$52,051,886	$54,754,667	$2,702,781
Norwegian Krone settling 10/15/09	362,328	59,786,114	62,704,844	2,918,730
Polish Zloty settling 11/25/09	57,685	20,381,992	20,017,117	(364,875)
Russian Ruble settling 11/12/09	277,483	8,409,860	9,156,456	746,596
South Korean Won settling 10/19/09	24,542,612	20,033,150	20,826,123	792,973
Swiss Franc settling 10/01/09	61,415	59,166,793	59,263,853	97,060
Sale Contracts:
British Pound settling 11/09/09	414	682,436	660,997	21,439
Colombian Peso settling 10/22/09	5,244,408	2,531,696	2,727,219	(195,523)
Colombian Peso settling 10/22/09	6,312,752	3,213,823	3,282,784	(68,961)
Colombian Peso settling 10/22/09	1,436,342	747,025	746,933	92
Euro settling 11/16/09	39,619	57,482,524	57,975,215	(492,691)
Euro settling 11/16/09	2,767	4,074,462	4,048,608	25,854
Euro settling 11/25/09	13,878	20,381,992	20,307,484	74,508
Japanese Yen settling 10/19/09	1,814,544	20,033,150	20,216,621	(183,471)
Swiss Franc settling 10/01/09	61,415	57,275,808	59,263,853	(1,988,045)
Swiss Franc settling 12/04/09	61,415	59,194,451	59,289,668	(95,217)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	Amount
Barclays Bank	0.06%		10/01/09	$64,431,357
Barclays Bank	0.08		10/01/09	165,106,617
Deutsche Bank	0.10		10/01/09	139,100,386
HSBC	0.12		10/02/09	36,794,486
ING Financial Markets, LLC	0.07		10/01/09	84,787,665
ING Financial Markets, LLC	0.10		10/01/09	51,562,643
Jefferies Group, Inc.	0.05		10/01/09	123,250,171
Jefferies Group, Inc.	(0.05	)*	10/15/09	99,247,794
JP Morgan Chase	0.06		10/01/09	200,000,333
Newedge	(0.10	)*	12/31/09	14,961,544

				$979,242,996

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $1,000,186,875.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $18,426,313.
(c)	Floating Rate Security. Stated interest rate was in effect at September 30, 2009.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate market value of these securities amounted to $256,093,690 or 12.6% of net assets.
(e)	Variable rate coupon, rate shown as of September 30, 2009.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2009.
(g)	When-Issued or delayed delivery security.
(h)	Security is in default and is non-income producing.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.1% of net assets as of September 30, 2009, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gallery Capital SA
10.125%, 5/15/13	5/10/2006	$2,797,578	$745,875	0.04%
Broder Brothers Co.
12.00%, 10/15/13	8/22/2006	1,002,831	202,887	0.01%
Yioula Glassworks SA
9.00%, 12/01/15	1/19/2006	316,260	188,816	0.01%
(j)	Pay-In-Kind Payments (PIK).
(k)	This position or a portion of this position represents an unsettled loan purchase. At September 30, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $1,846,312 and $56,221, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(l)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $129,691 and $4,907, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(m)	Illiquid security.
(n)	Fair valued.
(o)	Non-income producing security.
(p)	Investment in affiliated money market mutual fund.
(q)	As of September 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $172,339,230 and gross unrealized depreciation of investments was $(71,326,681), resulting in net unrealized appreciation of $101,012,549.
*	Interest payment due from counterparty.

Currency Abbreviations:

BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Dollar
GBP	-	Great British Pound
HUF	-	Hungarian Forint
RUB	-	Russian Rouble
TRY	-	New Turkish Lira

Glossary:

ARMS	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
STRIPS	-	Separate Trading of Registered Interest and Principle of Securities
TIPS	-	Treasury Inflation Protected Security

September 30, 2009 (unaudited)

In accordance with the provisions set forth in U.S. GAAP regarding fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Governments - Treasuries	$—	$1,570,433,667	$59,097,131	$1,629,530,798
Mortgage Pass-Thru’s	—	337,163,654	—	337,163,654
Commercial Mortgage-Backed Securities	—	256,623,968	30,981	256,654,949
Corporates - Investment Grades	—	134,726,596	58,291,352	193,017,948
Corporates - Non-Investment Grades	—	95,782,914	22,669,107	118,452,021
Inflation-Linked Securities	—	114,091,127	2,719,681	116,810,808
Agencies	—	66,902,797	—	66,902,797
Quasi-Sovereigns	—	—	60,870,343	60,870,343
Bank Loans	—	—	56,966,157	56,966,157
Emerging Markets - Treasuries	—	—	55,969,874	55,969,874
Emerging Markets - Sovereigns	—	10,557,932	28,964,867	39,522,799
Governments - Sovereign Bonds	—	—	20,386,485	20,386,485
Asset-Backed Securities	—	19,881,646	—	19,881,646
Emerging Markets - Corporate Bonds	—	4,077,116	8,849,431	12,926,547
CMOs	—	215,404	3,892,000	4,107,404
Preferred Stocks	—	1,760,277	—	1,760,277
Local Governments - Regional Bonds	—	—	207,488	207,488
Equities	—	—	—	—
Warrants	—	—	—	—
Short-Term Investments	113,869,884	—	—	113,869,884

Total Investments in Securities	113,869,884	2,612,217,098	378,914,897	3,105,001,879
Other Financial Instruments*	(9,889,986)	4,012,825	—	(5,877,161)

Total	$103,979,898	$2,616,229,923	$378,914,897	$3,099,124,718

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Governments - Treasuries	Commercial Mortgage-Backed Securities	Corporates - Investment Grades	Corporates - Non- Investment Grades
Balance as of 12/31/08	$52,399,223	$53,633	$8,477,461	$4,356,119
Accrued discounts /premiums	(112,903)	785	547,151	(11,847)
Realized gain (loss)	959,491	—	(16,188)	—
Change in unrealized appreciation/depreciation	17,286,502	(23,437)	19,985,949	9,192,184
Net purchases (sales)	(11,435,182)	—	9,650,203	382,180
Net transfers in and/or out of Level 3	—	—	19,646,776	8,750,471

Balance as of 9/30/09	$59,097,131	$30,981	$58,291,352	$22,669,107

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09	$16,400,652	$(23,437)	$19,985,952	$9,192,184

	Inflation-Linked Securities	Quasi-Sovereigns	Bank Loans	Emerging Markets - Treasuries
Balance as of 12/31/08	$2,107,845	$15,178,100	$59,085,587	$27,032,574
Accrued discounts /premiums	4,328	548,048	441,532	(59,292)
Realized gain (loss)	174	—	(12,140,308)	(2,074,076)
Change in unrealized appreciation/depreciation	659,922	22,635,330	31,000,343	14,607,661
Net purchases (sales)	(52,588)	—	(21,420,997)	16,463,007
Net transfers in and/or out of Level 3	—	22,508,865	—	—

Balance as of 9/30/09	$2,719,681	$60,870,343	$56,966,157	$55,969,874

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09	$659,922	$21,194,660	$20,417,658	$14,607,661

	Emerging Markets - Sovereigns	Governments - Sovereign Bonds	Emerging Markets - Corporate Bonds	CMOs
Balance as of 12/31/08	$54,466,966	$5,294,648	$2,310,668	$4,513,739
Accrued discounts /premiums	318,440	(1,945)	(1,420)	9,686
Realized gain (loss)	(7,989,845)	533,222	—	110,521
Change in unrealized appreciation/depreciation	17,887,719	1,336,053	3,651,071	875,401
Net purchases (sales)	(36,244,013)	13,224,507	—	(1,617,347)
Net transfers in and/or out of Level 3	525,600	—	2,889,112	—

Balance as of 9/30/09	$28,964,867	$20,386,485	$8,849,431	$3,892,000

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09	$9,016,247	$2,105,154	$3,651,071	$875,401

	Local Governments - Regional Bonds	Total
Balance as of 12/31/08	$158,313	$235,434,876
Accrued discounts /premiums	197	1,682,760
Realized gain (loss)	—	(20,617,009)
Change in unrealized appreciation/depreciation	48,978	139,143,676
Net purchases (sales)	—	(31,050,230)
Net transfers in and/or out of Level 3	—	54,320,824

Balance as of 9/30/09	$207,488	$378,914,897

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09	$48,978	$118,132,103

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	November 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 23, 2009